Exhibit 99.1

AmeriCredit Prime Automobile Receivables Trust 2007-1

Class A-1 5.32233% Asset Backed Notes

Class A-2 5.34% Asset Backed Notes

Class A-3 5.27% Asset Backed Notes

Class A-4 Floating Rate Asset Backed Notes

Class B 5.35% Asset Backed Notes

Class C 5.43% Asset Backed Notes

Class D 5.62% Asset Backed Notes

Class E 6.96% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Prime Automobile Receivables Trust 2007-1, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Depositor, and Wells Fargo Bank, N.A., as Trust Collateral Agent and Backup Servicer, dated as of May 24, 2007. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	07/01/2007
Monthly Period Ending:	07/31/2007
Prev. Distribution/Close Date:	07/09/2007
Distribution Date:	08/08/2007
Days of Interest for Period:	30
Days in Collection Period:	31
Months Seasoned:	2

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	47,330	05/25/2007	05/31/2007	$950,005,652
Sub. Purchase #1	2,466	06/15/2007	06/22/2007	55,026,084

Total	49,796			$1,005,031,736

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:
{1}	Beginning of period Aggregate Principal Balance			{1}	$967,095,385

{2}	Purchase of Subsequent Receivables			{2}	0

	Monthly principal amounts
	{3}	Collections on Receivables outstanding at end of period	{3}	21,821,023

	{4}	Collections on Receivables paid off during period	{4}	16,273,150

	{5}	Receivables becoming Liquidated Receivables during period	{5}	762,198

	{6}	Receivables becoming Purchased Receivables during period	{6}	0

	{7}	Other Receivables adjustments	{7}	(12,525)

	{8}	Less amounts allocable to Interest	{8}	(8,355,900)

	{9}	Total monthly principal amounts		{9}	30,487,946

{10}	End of period Aggregate Principal Balance			{10}	$936,607,439

{11}	Pool Factor			{11}	93.1918272%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:			Class A-1	Class A-2	Class A-3	Class A-4
{12}	Original Note Balance	{12}	$155,000,000	$320,000,000	$210,000,000	$186,800,000

{13}	Beginning of period note balance	{13}	$113,653,851	$320,000,000	$210,000,000	$186,800,000

{14}	Noteholders’ Regular Principal Distributable Amount	{14}	33,440,126	0	0	0
{15}	Aggregate Principal Parity Amount	{15}	0	0	0	0
{16}	Matured Principal Shortfall	{16}	0	0	0	0
{17}	Note Prepayment Amount	{17}	0	0	0	0
{18}	End of period note balance	{18}	$80,213,725	$320,000,000	$210,000,000	$186,800,000

{19}	Note Pool Factors	{19}	51.7507903%	100.0000000%	100.0000000%	100.0000000%

			Class B	Class C	Class D	Class E	TOTAL
			$35,190,000	$32,680,000	$35,190,000	$25,140,000	$1,000,000,000
{20}	Beginning of period note balance	{20}	$35,190,000	$32,680,000	$35,190,000	$25,140,000	$958,653,851
{21}	Noteholders’ Regular Principal Distributable Amount	{21}	0	0	0	0	33,440,126
{22}	Targeted Class E Payment Amount	{22}				0	0
{23}	Aggregate Principal Parity Amount	{23}	0	0	0	0	0
{24}	Matured Principal Shortfall	{24}	0	0	0	0	0
{25}	Note Prepayment Amount	{25}	0	0	0	0	0

{26}	End of period note balance	{26}	$35,190,000	$32,680,000	$35,190,000	$25,140,000	$925,213,725

{27}	Note Pool Factors	{27}	100.0000000%	100.0000000%	100.0000000%	100.0000000%	92.5213725%

III. RECONCILIATION OF PRE-FUNDING ACCOUNT:
	{28}	Beginning of period Pre-Funding Account balance		{28}		$0

	{29}	Purchase of Subsequent Receivables		{29}	0

	{30}	Investment Earnings		{30}	169

	{31}	Investment Earnings Transfer to Collections Account		{31}	(169)

	{32}	Payment of Note Prepayment Amount		{32}	0

	{33}	Total month activity		{33}		0

	{34}	End of period Pre-Funding Account balance				$0

IV.	RECONCILIATION OF CAPITALIZED INTEREST ACCOUNT:
	{35}	Beginning of period Capitalized Interest Account balance		{35}		$0

	{36}	Monthly Capitalized Interest Amount		{36}	0

	{37}	Investment Earnings		{37}	561

	{38}	Investment Earnings Transfer to Collections Account		{38}	(561)

	{39}	Payment of Overfunded Capitalized Interest Amount		{39}	0

	{40}	Payment of Remaining Capitalized Interest Amount		{40}	0

	{41}	Total month activity		{41}		0

	{42}	End of period Capitalized Interest Account balance		{42}		$0

V.	CALCULATION OF PRO FORMA NOTE BALANCE:
	{43}	Ending Pool Balance	{43}		$936,607,439

	{44}	4.50% of Ending Aggregate Principal Balance	{44}	42,147,335

	{45}	Total Class E Payments through prior period	{45}	0

	{46}	Less Specified Reserve Balance	{46}	(10,050,318)

	{47}	Sum of {44}, {45} and {46}	{47}	32,097,017

	{48}	10% of Ending Pool Balance	{48}	93,660,744

	{49}	Lesser of {47} or {48}	{49}		32,097,017

	{50}	{43} - {49}	{50}		904,510,422

	{51}	Ending Aggregate Principal Balance	{51}	936,607,439

	{52}	0.75% of Original Pool Balance	{52}	7,537,738

	{53}	{51} - {52}	{53}		929,069,701

	{54}	Required Pro Forma Note Balance ( lesser of {50} or {53} )	{54}			$904,510,422

VI.	CALCULATION OF NOTEHOLDERS’ PRINCIPAL DISTRIBUTABLE AMOUNT:
	{55}	Beginning of period note balance		{55}	$958,653,851

	{56}	Required Pro Forma Note Balance		{56}	904,510,422

	{57}	Noteholders’ Principal Distributable Amount {55} - {56}		{57}		$54,143,429

VII.	CALCULATION OF TARGETED CLASS E NOTE PRINCIPAL BALANCE:
	{58}	Is Aggregate Principal Balance greater than 10%?		{58}		Yes

	{59}	If {58} is Yes, then Targeted Class E Note Principal Balance is Lesser of 3.25% of Pool Balance or Original Class E Note Balance		{59}	25,140,000

	{60}	If {58} is No, then Targeted Class E Note Principal Balance is zero		{60}	n/a

	{61}	Targeted Class E Note Balance		{61}		$25,140,000

VIII.	CALCULATION OF NOTEHOLDERS’ INTEREST DISTRIBUTABLE AMOUNT:
	Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{62}	Class A - 1	$113,653,851	0	5.32233%	30	Actual days/360	$504,086
{63}	Class A - 2	320,000,000	0	5.34000%	30	30/360	1,424,000
{64}	Class A - 3	210,000,000	0	5.27000%	30	30/360	922,250
{65}	Class A - 4	186,800,000	0	5.35000%	30	Actual days/360	832,817
{66}	Class B	35,190,000	0	5.35000%	30	30/360	156,889
{67}	Class C	32,680,000	0	5.43000%	30	30/360	147,877
{68}	Class D	35,190,000	0	5.62000%	30	30/360	164,807
{69}	Class E	25,140,000	0	6.96000%	30	30/360	145,812

IX. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{70}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)		{70}	$38,050,630

{71}	Liquidation Proceeds collected during period		{71}	453,159

{72}	Purchase Amounts or amounts from Servicer deposited in Collection Account		{72}	0

{73}	Investment Earnings - Collection Account		{73}	132,882

{74}	Investment Earnings - Transfer From Reserve Account		{74}	38,664

{75}	Investment Earnings - Transfer From Pre Fund Account		{75}	169

{76}	Investment Earnings - Transfer From Capitalized Interest Account		{76}	561

{77}	Collection of Supplemental Servicing - Extension Fees		{77}	43,543

{78}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced		{78}	20,647

{79}	Collection of Supplemental Servicing - Late Fees		{79}	37,310

{80}	Monthly Capitalized Interest Amount		{80}	0

{81}	Collections from disposition of trust property	Class A-4	{81}	0

{82}	Proceeds from Swap Agreement	29,655	{82}	29,655

{83}	Reserve Account Withdrawal Amount		{83}	0

{84}	Total Available Funds		{84}		38,807,220

Distributions:		Class A-4
{85}	Net Swap Payments to Swap Provider	0	{85}	0

{86}	Base Servicing Fee		{86}	1,007,391

{87}	Repo and Recovery Fees - reimbursed to Servicer		{87}	20,647

{88}	Bank Service Charges - reimbursed to Servicer		{88}	2,208

{89}	Late Fees - reimbursed to Servicer		{89}	37,310

{90}	Trustee and Trust Collateral Agent fees		{90}	0

{91}	Backup Servicing Fees		{91}	1,000

{92}	Class A-1 Noteholders’ Interest Distributable Amount pari passu Swap Termination Payments		{92}	504,086

{93}	Class A-2 Noteholders’ Interest Distributable Amount pari passu Swap Termination Payments		{93}	1,424,000

{94}	Class A-3 Noteholders’ Interest Distributable Amount pari passu Swap Termination Payments		{94}	922,250

{95}	Class A-4 Noteholders’ Interest Distributable Amount pari passu Swap Termination Payments		{95}	832,817

{96}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall		{96}	0

{97}	Class B Noteholders’ Interest Distributable Amount		{97}	156,889

{98}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall		{98}	0

{99}	Class C Noteholders’ Interest Distributable Amount		{99}	147,877

{100}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall		{100}	0

{101}	Class D Noteholders’ Interest Distributable Amount		{101}	164,807

{102}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall		{102}	0

{103}	Class E Noteholders’ Interest Distributable Amount		{103}	145,812

{104}	Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall		{104}	0

{105}	To the Reserve Account, the Reserve Account Deposit		{105}	0

{106}	To the Noteholders, the Noteholders Regular Principal Distributable Amount	54,143,429	{106}	33,440,126

{107}	To the Class E Noteholders, until Class E Balance equals Targeted Class E Principal Balance		{107}	0

{108}	Additional fees (Indenture Trustee, Owner Trustee, Trust Collateral Agent, Backup Servicer)		{108}	0

{109}	Unpaid Swap Termination Payments to Swap Provider		{109}	0

{110}	To the Certificateholders, the aggregate amount remaining		{110}	0

{111}	Total Distributions		{111}		38,807,220

X. CALCULATION OF PRINCIPAL PARITY AMOUNT:
	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X) - (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II) **
{111}	Class A	$830,453,851	$936,607,439	$0	$34,055,511	$0
{112}	Class B	865,643,851	936,607,439	0	33,898,622	0
{113}	Class C	898,323,851	936,607,439	0	33,750,745	0
{114}	Class D	933,513,851	936,607,439	0	33,585,938	0
{115}	Class E	958,653,851	936,607,439	22,046,412	33,440,126	0

{116}	Total					$0

**	Principal Parity Amount distributed as Noteholders Principal Distributable in first three months of Trust

XI. RECONCILIATION OF RESERVE ACCOUNT:				Initial	Sub. Purch. #1	Total
{117}	Specified Reserve Balance			$9,500,057	$550,261	$10,050,318
{118}	Beginning of period Reserve Account balance			{118}		$10,050,318

{119}	Deposits Related to Subsequent Receivables Purchases			{119}	0

{120}	The Reserve Account Deposit, from Collection Account			{120}	0

{121}	Investment Earnings			{121}	38,664

{122}	Investment Earnings - transferred to Collection Account Available Funds			{122}	(38,664)

{123}	Reserve Account Withdrawal Amount			{123}	0

{124}	End of period Reserve Account balance			{124}		$10,050,318

XII. CALCULATION OF TOTAL OVERCOLLATERALIZATION:
{125}	Aggregate Principal Balance			{125}	$936,607,439

{126}	End of Period Note Balance			{126}	925,213,725

{127}	Overcollateralization (Undercollateralization)			{127}	11,393,714

{128}	Overcollateralization %			{128}		1.22%

XIII. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:
					Cumulative	Monthly
{129}	Original Number of Receivables			{129}	47,330
{130}	Beginning of period number of Receivables			{130}	0	48,577
{131}	Number of Subsequent Receivables Purchased			{131}	2,466	0
{132}	Number of Receivables becoming Liquidated Receivables during period			{132}	60	43
{133}	Number of Receivables becoming Purchased Receivables during period			{133}	0	0
{134}	Number of Receivables paid off during period			{134}	2,160	958

{135}	End of period number of Receivables			{135}	47,576	47,576

XIV. STATISTICAL DATA: (CURRENT AND HISTORICAL):
				Original	Prev. Month	Current
{136}	Weighted Average APR of the Receivables		{136}	10.43%	10.45%	10.45%
{137}	Weighted Average Remaining Term of the Receivables		{137}	68.00	67.09	66.21
{138}	Weighted Average Original Term of Receivables		{138}	78.00	78.00	78.00
{139}	Average Receivable Balance		{139}	$20,072	$19,909	$19,687
{140}	Net Losses in Period		{140}	$0	$1,439	$309,039
{141}	Aggregate Realized Losses		{141}	$0	$1,439	$310,478
{142}	Aggregate Realized Loss Percentage		{142}		0.000%	0.030%
{143}	ABS Prepay Speed		{143}		2.7028	2.0205

XV. DELINQUENCY:
Receivables with Scheduled Payment delinquent				Units	Dollars	Percentage
	{144}	31-60 days	{144}	504	$9,654,745	1.00%
	{145}	61-90 days	{145}	110	2,118,083	0.22%
	{146}	over 90 days	{146}	12	259,989	0.03%

	{147}	Total	{147}	626	$12,032,817	1.25%

XVI. EXTENSIONS
	{148}	Principal Balance of Receivables extended during current period	{148}		$5,608,867

	{149}	Beginning of Period Aggregate Principal Balance	{149}		967,095,385

	{150}	Extension Rate {146} divided by {147}	{150}			0.58%

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	August 2, 2007

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